Discontinued operation and Assets held for sale (Tables)	12 Months Ended
Oct. 31, 2021
SUSE [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Discontinued Operation for Financial Performance and Cash Flow
Discontinued operation – Financial performance

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Total	Total	Total
	$m	$m	$m
Revenue	-	-	127.0
Operating costs	-	-	(89.3)
Operating profit	-	-	37.7
Share of results of associate	-	-	(0.3)
(Loss)/profit on disposal of the SUSE business	10.7	(3.0)	1,767.9
(Loss)/profit before taxation	10.7	(3.0)	1,805.3
Taxation	-	8.1	(318.1)
Profit for the year from discontinued operation	10.7	5.1	1,487.2

The cash flow statement shows amounts related to the discontinued operations:

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Net cash inflows from operating activities	-	-	18.6
Net cash outflows from investing activities	-	1.3	-
Net cash flows from financing activities	-	-	-

Net Assets Disposed of and Profit on Disposal
Carrying value pre-disposal
$m
Non-current assets classified as held for sale	989.8
Current assets classified as held for sale	127.3
Current liabilities classified as held for sale	(288.5)
Non-current liabilities classified as held for sale	(177.3)
Net assets disposed	651.3

The profit on disposal was calculated as follows:

$m
Disposal proceeds	2,540.3
Costs to sell recognized in the year	(45.3)
Disposal proceeds, less costs to sell recognized in the year	2,495.0
Net assets disposed	(651.3)
Profit on disposal	1,843.7
Cumulative exchange gain in respect of the net assets of the subsidiaries, reclassified from equity on disposal	(75.8)
Profit on disposal	1,767.9

Inflow of Cash and Cash Equivalents on Disposal of Business
The inflow of cash and cash equivalents on the disposal of the SUSE business is calculated as follows:

$m
Disposal proceeds, less total costs to sell	2,495.0
Cash disposed	(21.5)
Investing cash flows generated from discontinued operations, net of cash disposed	2,473.5

Digital Safe [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Net Assets Classified as Held For Sale	Net assets classified as held for sale
	Year ended October 31, 2021
Reported in:	Current Assets	Current liabilities	Total
	$m	$m	$m
Digital Safe	370.3	68.4	301.9

Non-current Assets and Non-current Liabilities Classified As Held For Sale
The net asset assets classified as held for sale relating to the disposal of Digital Safe are detailed in the tables below. These include non-current assets and non-current liabilities that are shown as current assets and liabilities in the Consolidated statement of financial position.

	Note	Year ended October 31, 2021 $m
Non-current assets
Goodwill	10	147.2
Other Intangible assets (including purchased software)	11	182.1
Property, plant and equipment (including right-of-use assets)	12,19	11.5
Other non-current assets		0.1
		340.9
Current assets
Trade and other receivables		24.6
Other current assets		4.8
		29.4
Total assets held for sale		370.3

Current liabilities
Trade and other payables		1.8
Lease obligations	19	3.1
Contract liabilities		4.8
Other current liabilities		3.0
		12.7
Non-current liabilities
Deferred tax liabilities	7	45.5
Lease obligations	19	8.3
Contract liabilities		0.5
Other non-current liabilities		1.4
		55.7
Total liabilities held for sale		68.4